Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2013
Commitments And Contingencies Disclosure [Abstract]
Schedule Of Operating Leased Commitement

The following table summarizes the operating lease commitment as of December 31, 2012 and June 30, 2013 (in thousands):

Years Ending December 31,	December 31, 2012	June 30, 2013

		(unaudited)
2013 (remaining)	$1,155	$587
2014	1,261	1,261
2015	1,342	1,342
2016	1,396	1,396
2017	1,452	1,452
Thereafter	4,569	4,569

	$11,175	$10,607